UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM ABS-15G ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934 Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy: þ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period November 12, 2024 to December 31, 2024 Date of Report (Date of earliest event reported): February 12, 2025 Securitizer name: Tesla Sustainable Energy Holdings, LLC1 Commission File Number of securitizer: 025-07387 Central Index Key Number of securitizer: 0002037778 Emmanuelle E. Stewart, (650) 681-5000 Name and telephone number, including area code, of the person to contact in connection with this filing. Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ¨ Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) þ Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ¨ ___Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) Central Index Key Number of depositor: ______________________________________________________________________ (Exact name of issuing entity as specified in its charter) Central Index Key Number of issuing entity (if applicable): ___________________ Central Index Key Number of underwriter (if applicable): ____________________ ______________________________________________________________________ Name and telephone number, including area code, of the person to contact in connection with this filing 1 Tesla Sustainable Energy Holdings, LLC, as securitizer, is filing this Form ABS-15G on behalf of itself and all of its affiliated securitizers in respect of all asset-backed securities backed by photovoltaic system and energy storage system retail installment contracts, which are outstanding during the reporting period, and for which Tesla Sustainable Energy Holdings, LLC is the securitizer.

INFORMATION TO BE INCLUDED IN THE REPORT REPRESENTATION AND WARRANTY INFORMATION Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure In November 2024, Tesla Sustainable Energy Trust 2024-1 (the “Issuer”) completed an issuance of photovoltaic system and energy storage system retail installment contract asset-backed securities. The underlying transaction agreements relating to this issuance provide covenants of Tesla Finance LLC (the “Sponsor”) to pay a specified repurchase payment amount to Tesla Sustainable Energy Holdings, LLC (the “Securitizer”) and the Issuer, in respect of retail installment contracts for which certain representations and warranties made by the Sponsor have been breached. The Sponsor has not received any demand to pay any such repurchase payment amount in respect of the retail installment contracts during the quarterly period ended December 31, 2024. Accordingly, the Securitizer does not have any repurchase payment activity or repurchase demand activity to report, which the Securitizer has indicated by checking the appropriate box on the cover page of this initial Form ABS-15G.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized. TESLA SUSTAINABLE ENERGY HOLDINGS, LLC By: /s/ Jeffrey Munson Name: Jeffrey Munson Title: Chief Financial Officer and Treasurer Date: February 12, 2025